EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Postretirement Medical Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	$ 37
2018	48
2019	59
2020	66
2021	67
2022 - 2026	346
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	706
2018	797
2019	866
2020	943
2021	999
2022 - 2026	$ 5,719